GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 11,670
Finite-Lived Intangible Assets, Amortization Expense, Year Two	10,263
Finite-Lived Intangible Assets, Amortization Expense, Year Three	7,718
Finite-Lived Intangible Assets, Amortization Expense, Year Four	6,739
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 6,670